DEAN WITTER CONVERTIBLE SECURITIES TRUST   Two World Trade Center, New York, New
LETTER TO THE SHAREHOLDERS March 31, 1997  York 10048



DEAR SHAREHOLDER:

The six-month period ended March 31, 1997, saw solid gains in the stock market with the major indices breaking record high after record high. However, at the end of the period, concerns over rising interest rates and dollar-related earnings shortfalls caused equities to retreat. The convertible market was also generally robust, although not to the same extent, because the convertible universe consists of many small-cap companies that, as a group, advanced less rapidly than large caps for most of the period.

PERFORMANCE AND PORTFOLIO

Dean Witter Convertible Securities Trust posted a total return of 4.17 percent for the six-month period ended March 31, 1997, compared to 3.40 percent for the Goldman Sachs Convertible 100 Index and 4.46 percent for the Lipper Convertible Securities Fund Index. The Fund's quarterly income dividend was $0.13 per share. For the period, the Fund paid total dividends of $0.29 per share, which includes an additional income dividend of $0.03 per share paid on December 31, 1996.

The Fund's relatively heavy exposure to small-cap companies that in general lagged large caps for much of the period under review caused it to underperform slightly against its peer group. While the Fund's relatively heavy weighting in bonds also contributed to this underperformance, their yields provided significant downside support during the equity sell-off that occurred the latter half of the first quarter of 1997. The Fund's holdings in Integrated Health Services, Inc., Ann Taylor and Royal Caribbean Cruises Inc. contributed positively toward performance.

INVESTMENT STRATEGY

The Fund's value-oriented, bottom-up approach leads us to seek out companies and industries with strong fundamentals and solid long-term growth potential. We emphasize underfollowed small- and medium-capitalization companies that issue convertible securities that we

DEAN WITTER CONVERTIBLE SECURITIES TRUST believe offer opportunities for price participation in a rising equity market and downside protection in a declining market. The Fund also searches for convertible securities with good risk/reward characteristics. These characteristics include a relatively high yield, to provide support if the underlying stock declines, and a reasonable conversion premium, to ensure participation in any appreciation of the underlying stock.

We attempt to limit the Fund's volatility by generally concentrating on issues with short maturities while diversifying its assets across a wide range of industries. As of March 31, 1997, the Fund was invested in health care (13.5%), real estate investment trusts (7.3%), cable/cellular providers (4.8%) and telecommunications (4.5%). Approximately 5 percent of the Fund's net assets were invested in common stocks in order to provide diversification into industries and companies not represented in the convertible universe.

LOOKING AHEAD

We expect that convertibles will perform well over the long run, offering superior returns in modestly increasing, stable or declining equity markets, but lagging equities during periods of very strong markets.

We appreciate your continued support of Dean Witter Convertible Securities Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             CORPORATE BONDS (57.7%)
             CONVERTIBLE BONDS (57.7%)
             Aerospace & Defense (0.8%)
 $ 2,000     Titan Corp...........................      8.25%      11/01/03     $  2,057,500
                                                                                ------------

             Auto Parts (1.4%)
   4,000     MascoTech, Inc. .....................      4.50       12/15/03        3,610,000
                                                                                ------------

             Banks - International (0.0%)
     130     Bangkok Bank Public Co.
              (Hong Kong).........................      3.25       03/03/04          124,150
                                                                                ------------

             Biotechnology (0.3%)
   1,050     Nabi, Inc. - 144A**..................      6.50       02/01/03          871,185
                                                                                ------------

             Broadcast Media (1.5%)
   4,000     Jacor Communications, Inc. ..........      0.00       06/12/11        1,855,120
   2,065     Scandinavian Broadcasting System SA
              (Luxembourg)........................      7.25       08/01/05        1,868,825
                                                                                ------------
                                                                                   3,723,945
                                                                                ------------
             Cable/Cellular (3.4%)
     210     Comcast Corp. .......................      3.375      09/09/05          198,076
   4,130     Comcast Corp. .......................      1.125      04/15/07        2,108,984
   4,000     Tele-Communications International,
              Inc. ...............................      4.50       02/15/06        2,970,000
  10,270     U.S. Cellular Corp. .................      0.00       06/15/15        3,361,371
                                                                                ------------
                                                                                   8,638,431
                                                                                ------------
             Chemicals (2.2%)
  12,500     RPM Inc. ............................      0.00       09/30/12        5,703,125
                                                                                ------------

             Drugs (1.3%)
   3,075     Bindley Western Industries, Inc. ....      6.50       10/01/02        3,228,750
                                                                                ------------

             Electronics & Electrical (1.2%)
   3,000     Richey Electronics Inc. .............      7.00       03/01/06        3,191,250
                                                                                ------------

             Electronics - Semiconductors (0.3%)
   1,000     Cirrus Logic, Inc. ..................      6.00       12/15/03          768,130
      90     Integrated Device Technology.........      5.50       06/01/02           74,123
                                                                                ------------
                                                                                     842,253
                                                                                ------------
             Engineering & Construction (0.0%)
     125     Kumagai Gumi Finance Inc.
              (Hong Kong).........................      4.875      12/08/98          118,125
                                                                                ------------

             Entertainment/Gaming (0.6%)
   2,050     Savoy Pictures Entertainment,
              Inc. ...............................      7.00       07/01/03        1,660,500
                                                                                ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             Environmental (1.3%)
 $ 3,825     Thermo Terratech, Inc. ..............      4.625%     05/01/03     $  3,423,375
                                                                                ------------

             Equipment (0.9%)
   2,225     Varlen Corp. ........................      6.50       06/01/03        2,247,250
                                                                                ------------

             Finance - Leasing (1.1%)
   3,000     Leasing Solutions, Inc. .............      6.875      10/01/03        2,685,000
                                                                                ------------

             Financial Services (3.4%)
   2,000     AT&T Latin American
              Equity - 144A**.....................      0.00       03/30/99        1,857,500
   5,000     Deutsche Bank Finance BV - 144A**
              (Netherlands).......................      0.00       02/12/17        2,160,000
   5,000     UBS Finance Delaware.................      2.00       12/15/00        4,631,250
                                                                                ------------
                                                                                   8,648,750
                                                                                ------------
             Foreign Government (0.8%)
   2,000     Republic of Italy (Italy)............      5.00       06/28/01        1,961,260
                                                                                ------------

             Healthcare (11.7%)
   2,500     ARV Assisted Living, Inc. - 144A**...      6.75       04/01/06        2,090,625
     950     Beverly Enterprises, Inc. ...........      5.50       08/01/18        1,062,860
   3,000     Emeritus Corp. - 144A**..............      6.25       01/01/06        2,443,140
   2,000     FPA Medical Management, Inc. ........      6.50       12/15/01        1,988,750
   2,200     Integrated Health Services, Inc. ....      5.75       01/01/01        2,297,438
   2,600     Integrated Health Services, Inc. ....      6.00       01/01/03        2,741,154
     500     Phoenix Shannon - 144A** (Ireland)
              (a).................................      9.50       11/01/00          --
   5,960     Phymatrix Corp. .....................      6.75       06/15/03        5,035,366
     105     Quantum Health Resources Inc. .......      4.75       10/01/00           96,361
   2,000     Rotech Medical Corp. ................      5.25       06/01/03        1,867,000
   2,500     Sterling House Corp. ................      6.75       06/30/06        1,765,625
   3,000     Tenet Healthcare, Inc. ..............      6.00       12/01/05        3,447,960
   5,000     Theratx Inc. ........................      8.00       02/01/02        5,000,000
                                                                                ------------
                                                                                  29,836,279
                                                                                ------------

             Healthcare - Miscellaneous (1.2%)
   3,800     Pharmaceutical Marketing
              Services, Inc. .....................      6.25       02/01/03        2,978,250
                                                                                ------------

             Heating & Air Conditioning (0.8%)
   2,000     American Residential Holdings
              Corp. - 144A**......................      7.25       04/15/04        1,975,000
                                                                                ------------

             Home Building (1.1%)
   3,015     U.S. Home Corp. .....................      4.875      11/01/05        2,749,921
                                                                                ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             Hospital Management & Health
              Maintenance Organizations (1.1%)
 $ 3,000     CII Financial Inc. ..................      7.50%      09/15/01     $  2,729,190
                                                                                ------------

             Hotels/Motels (2.1%)
     225     Shangri-La Asia Capital (Hong
              Kong)...............................      2.875      12/16/00          191,531
   4,400     Sholodge Inc. .......................      7.50       05/01/04        3,960,000
   1,310     Signature Resorts, Inc. .............      5.75       01/15/07        1,088,938
                                                                                ------------
                                                                                   5,240,469
                                                                                ------------
             Insurance (0.1%)
     200     USF&G Corp. .........................      0.00       03/03/09          132,346
                                                                                ------------

             Leisure (0.0%)
     325     Coleman Worldwide Corp. .............      0.00       05/27/13           92,853
                                                                                ------------

             Machinery (0.4%)
   1,094     Cooper Industries, Inc. .............      7.05       01/01/15        1,149,772
                                                                                ------------

             Media Group (0.1%)
     395     News America Holdings, Inc. .........      0.00       03/11/13          168,175
                                                                                ------------

             Medical Products & Supplies (0.9%)
   2,750     Uromed Corp. - 144A**................      6.00       10/15/03        2,345,530
                                                                                ------------

             Metals & Mining (0.5%)
     120     Banpu Public Company Ltd.
              (Thailand)..........................      3.50       08/25/04          118,200
   1,250     Crown Resources Corp. ...............      5.75       08/27/01        1,112,500
                                                                                ------------
                                                                                   1,230,700
                                                                                ------------
             Office Equipment & Supplies (2.3%)
   7,175     U.S. Office Products Co. ............      5.50       05/15/03        6,000,094
                                                                                ------------

             Pollution Control (0.1%)
     213     WMX Technologies, Inc. ..............      2.00       01/24/05          190,132
                                                                                ------------

             Publishing (2.6%)
  13,000     Hollinger, Inc. (Canada).............      0.00       10/05/13        4,647,500
      45     Nelson (Thomas), Inc. - 144A**.......      5.75       11/30/99           41,644
   5,000     Time Warner, Inc. ...................      0.00       12/17/12        1,897,900
                                                                                ------------
                                                                                   6,587,044
                                                                                ------------
             Real Estate Investment Trust (2.3%)
   2,850     Alexander Haagen Properties, Inc.
              (Series A)..........................      7.50       01/15/01        2,657,625
   3,140     Mid Atlantic Realty Trust............      7.625      09/15/03        3,289,527
                                                                                ------------
                                                                                   5,947,152
                                                                                ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             Restaurants (1.3%)
 $ 3,600     Hometown Buffet, Inc. ...............      7.00%      12/01/02     $  3,321,000
                                                                                ------------

             Retail (2.6%)
   1,750     Home Depot, Inc. ....................      3.25       10/01/01        1,737,645
   2,000     Jumbosports, Inc. ...................      4.25       11/01/00        1,372,500
   2,000     Men's Wearhouse, Inc. (The)..........      5.25       03/01/03        2,071,820
     145     Office Depot, Inc. ..................      0.00       11/01/08           87,787
      75     Pep Boys - Manny, Moe & Jack,
              Inc. ...............................      4.00       09/01/99           75,407
   1,500     The Sports Authority, Inc. ..........      5.25       09/15/01        1,358,805
                                                                                ------------
                                                                                   6,703,964
                                                                                ------------
             Steel (1.6%)
   3,900     Quanex Corp. ........................      6.88       06/30/07        3,900,000
     450     Sahaviriya Steel Industries - 144A**
              (Thailand)..........................      3.50       07/26/05          283,500
                                                                                ------------
                                                                                   4,183,500
                                                                                ------------
             Technology (3.7%)
   2,420     Eidos PLC - 144A** (United
              Kingdom)............................      6.25       07/31/02        2,350,425
   1,000     HMT Technology Corp. - 144A**........      5.75       01/15/04          841,520
   2,000     Intevac Corp - 144A**................      6.50       03/01/04        1,841,240
   1,500     Lernout & Hauspie Speech Products
              NV - 144A** (Belgium)...............      8.00       11/15/01        1,525,800
     800     Safeguard Scientifics, Inc. .........      6.00       02/01/06          686,000
     200     Safeguard Scientifics,
              Inc. - 144A**.......................      6.00       02/01/06          174,624
   2,135     Unisys Corp. ........................      8.25       08/01/00        2,054,938
                                                                                ------------
                                                                                   9,474,547
                                                                                ------------
             Telecommunications (0.7%)
     137     General Instrument Corp. ............      5.00       06/15/00          142,443
   1,750     SA Telecommunications
              Inc. - 144A**.......................     10.00       08/15/06        1,540,000
                                                                                ------------
                                                                                   1,682,443
                                                                                ------------

             TOTAL CONVERTIBLE BONDS
             (Identified Cost $147,671,122)................................      147,453,210
                                                                                ------------

             NON-CONVERTIBLE BOND (0.0%)
             Oil & Gas
      70     SFP Pipeline Holdings
             (Identified Cost $91,700)............     11.16       08/15/10           85,050
                                                                                ------------

             TOTAL CORPORATE BONDS
             (Identified Cost $147,762,822)................................      147,538,260
                                                                                ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued


NUMBER OF
 SHARES                                                                        VALUE
----------------------------------------------------------------------------------------
              CONVERTIBLE PREFERRED STOCKS (32.5%)
              Apparel (1.3%)
 102,000      Designer Finance Trust $3.00..............................    $  3,327,750
                                                                            ------------

              Auto Parts (1.5%)
  66,600      Mascotech, Inc. $1.20.....................................       1,232,100
 100,000      Walbro Capital Trust $2.00................................       2,600,000
                                                                            ------------
                                                                               3,832,100
                                                                            ------------
              Banks - International (1.9%)
  40,000      Banco Comercial Portuguese (Series A) (Portugal) $4.00....       2,230,000
 110,000      National Australia Bank, Ltd. (Australia) $1.969
              (Units)++.................................................       2,750,000
                                                                            ------------
                                                                               4,980,000
                                                                            ------------
              Biotechnology (0.5%)
  63,500      Gensia Inc. $3.75 - 144A**................................       1,162,875
                                                                            ------------

              Broadcast Media (2.5%)
 101,570      SFX Broadcasting, Inc. (Series D) $3.25...................       4,354,814
 242,000      Triathlon Broadcasting Co. $0.945.........................       1,996,500
                                                                            ------------
                                                                               6,351,314
                                                                            ------------
              Cable/Cellular (1.2%)
 215,000      Nextel Trust (STRYPES) $1.015.............................       3,063,750
                                                                            ------------

              Chemicals (0.1%)
   1,700      Occidental Petroleum Corp. $3.875 - 144A**................          98,495
   3,300      Occidental Petroleum Corp. (Series A) $3.00...............         219,450
                                                                            ------------
                                                                                 317,945
                                                                            ------------
              Computer Software (1.6%)
  51,000      Microsoft Corp. (Series A) $2.196.........................       4,131,000
                                                                            ------------

              Financial Services (4.1%)
 100,000      Insignia Financing, Inc. $3.25 - 144A**...................       4,506,300
 100,000      Merrill Lynch & Co., Inc. (STRYPES) $4.087 (1)............       5,900,000
                                                                            ------------
                                                                              10,406,300
                                                                            ------------
              Foods (0.6%)
  30,000      Chiquita Brands International, Inc. (Series A) $2.875.....       1,477,500
                                                                            ------------

              Industrials (1.1%)
  75,000      Elsag Bailey Process Automation (Netherlands) $2.75.......       2,760,975
                                                                            ------------

              Leisure (0.4%)
  16,800      Royal Caribbean Cruises Inc. (Series A) $3.625............         940,800
                                                                            ------------

              Machine Tools (1.6%)
 100,000      Greenfield Capital Trust, Inc. $3.00......................       4,162,500
                                                                            ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued


NUMBER OF
 SHARES                                                                        VALUE
----------------------------------------------------------------------------------------
              Metals & Mining (0.8%)
 117,900      Coeur D'Alene Mines Corp. $1.488..........................    $  2,092,725
                                                                            ------------

              Oil & Gas (2.8%)
  55,000      Callon Petroleum Co. (Series A) $2.125....................       2,048,750
 155,000      ENRON Corp. $1.36.........................................       3,332,500
  30,000      NorAm Financing I $3.125..................................       1,867,500
                                                                            ------------
                                                                               7,248,750
                                                                            ------------

              Paper Products (1.6%)
  81,800      James River Corp. of Virginia (Series K) $3.375...........       3,987,750
                                                                            ------------

              Publishing (0.6%)
 165,000      Hollinger International, Inc. $0.951......................       1,650,000
                                                                            ------------

              Real Estate (0.7%)
  36,600      Rouse Co. (Series B) $3.00................................       1,793,400
                                                                            ------------

              Real Estate Investment Trust (3.2%)
 151,100      FelCor Suite Hotels, Inc. (Series A) $1.95................       4,306,350
 163,100      Wellsford Residential Property Trust (Series A) $1.75.....       3,873,625
                                                                            ------------
                                                                               8,179,975
                                                                            ------------

              Steel (0.6%)
  45,000      WHX Corp. (Series A) $3.25................................       1,620,000
                                                                            ------------

              Telecommunications (3.8%)
  70,000      General Datacomm Industries, Inc. $2.25 - 144A**..........       1,378,160
  50,000      Globalstar Telecommunications, Ltd. $3.25.................       2,587,500
  25,000      IXC Communication, Inc. $7.25 - 144A**+...................       2,487,500
  40,000      Loral Space & Communications Ltd. $3.00 - 144A**..........       1,950,000
  35,000      Sprint Corp. $2.63........................................       1,203,125
                                                                            ------------
                                                                               9,606,285
                                                                            ------------

              TOTAL CONVERTIBLE PREFERRED STOCKS
              (Identified Cost $83,505,591).............................      83,093,694
                                                                            ------------

              COMMON STOCKS (5.0%)
              Cable/Cellular (0.2%)
  40,000      Centennial Cellular Corp. (Class A)*......................         410,000
                                                                            ------------

              Drugs (0.1%)
  20,000      Bindley Western Industries, Inc. .........................         375,000
                                                                            ------------

              Entertainment/Gaming (1.2%)
 861,328      Alliance Gaming Corp.*....................................       3,068,481
                                                                            ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued


NUMBER OF
 SHARES                                                                        VALUE
----------------------------------------------------------------------------------------
              Healthcare (0.6%)
  50,000      Integrated Health Services, Inc. .........................    $  1,462,500
                                                                            ------------

              Medical Products & Supplies (0.2%)
  60,000      Neuromedical Systems, Inc.*...............................         585,000
                                                                            ------------

              Pollution Control (0.4%)
 122,000      OHM Corp.*................................................         960,750
                                                                            ------------

              Real Estate Investment Trust (1.8%)
  90,100      American General Hospitality Corp. .......................       2,455,225
  77,083      Camden Property Trust.....................................       2,100,512
                                                                            ------------
                                                                               4,555,737
                                                                            ------------
              Restaurants (0.5%)
 100,000      Brinker International, Inc.*..............................       1,262,500
                                                                            ------------

              TOTAL COMMON STOCKS
              (Identified Cost $12,665,720).............................      12,679,968
                                                                            ------------

              PREFERRED STOCKS (0.8%)
              Broadcast Media
   5,000      Chancellor Radio Broadcast, Inc. $12.00 - 144A**..........         488,125
  15,000      SFX Broadcasting, Inc. (Series E) $12.625+................       1,449,375
                                                                            ------------

              TOTAL PREFERRED STOCKS
              (Identified Cost $2,000,000)..............................       1,937,500
                                                                            ------------

NUMBER OF                                                       EXPIRATION
WARRANTS                                                          DATE
---------                                                       ---------
              WARRANTS (0.0%)
              Telecommunications
  45,000      Audiovox Corp.* - 144A**
              (Identified Cost $0)..........................     03/15/01          106,875
                                                                              ------------

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

PORTFOLIO OF INVESTMENTS March 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                             COUPON      MATURITY
THOUSANDS                                              RATE         DATE           VALUE
--------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (4.6%)
             REPURCHASE AGREEMENT
  $11,785    The Bank of New York (dated 03/31/97;
              proceeds $11,786,638; collateralized
              by $12,258,828 U.S. Treasury Note
              6.25% due 02/15/03 valued at
              $12,020,576) (Identified Cost
              $11,784,878)........................      5.375%     04/01/97     $ 11,784,878
                                                                                ------------

             TOTAL INVESTMENTS
             (Identified Cost $257,719,011) (b)....................  100.6%      257,141,175

             LIABILITIES IN EXCESS OF OTHER ASSETS................    (0.6)       (1,509,817)
                                                                     ------     ------------

             NET ASSETS............................................  100.0%     $255,631,358
                                                                     ======     ============


---------------------

  STRYPES   Structured yield product exchangeable for stock.
     *      Non-income producing security.
    **      Resale is restricted to qualified institutional investors.
    ++      Consists of one or more class of securities traded together as a unit;
            stocks with attached warrants.
     +      Payment-in-kind security.
    (1)     Exchangeable for SunAmerica, Inc. common stock.
    (a)     Non-income producing security; bond in default.
    (b)     The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $9,406,393 and the aggregate gross unrealized depreciation is $9,984,229, resulting in net unrealized depreciation of $577,836.

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $257,719,011).......................................    $257,141,175
Receivable for:
    Investments sold..................................................       7,179,444
    Interest..........................................................       2,124,424
    Shares of beneficial interest sold................................         496,047
    Dividends.........................................................         150,146
Prepaid expenses and other assets.....................................          65,821
                                                                          ------------

    TOTAL ASSETS......................................................     267,157,057
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................      10,687,115
    Shares of beneficial interest repurchased.........................         222,337
    Plan of distribution fee..........................................         218,526
    Investment management fee.........................................         131,116
    Dividends to shareholders.........................................         109,111
Accrued expenses and other payables...................................         157,494
                                                                          ------------

    TOTAL LIABILITIES.................................................      11,525,699
                                                                          ------------

NET ASSETS:
Paid-in-capital.......................................................     599,139,750
Net unrealized depreciation...........................................        (577,836)
Accumulated undistributed net investment income.......................       4,628,090
Accumulated net realized loss.........................................    (347,558,646)
                                                                          ------------

    NET ASSETS........................................................    $255,631,358
                                                                          ============

NET ASSET VALUE PER SHARE,
 19,719,736 shares outstanding
 (unlimited shares authorized of $.01 par value)......................          $12.96
                                                                          ============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

STATEMENT OF OPERATIONS
For the six months ended March 31, 1997 (unaudited)

NET INVESTMENT INCOME:

INCOME
Interest...............................................................    $ 5,681,253
Dividends..............................................................      1,800,030
                                                                           -----------

    TOTAL INCOME.......................................................      7,481,283
                                                                           -----------

EXPENSES
Plan of distribution fee...............................................      1,224,399
Investment management fee..............................................        734,639
Transfer agent fees and expenses.......................................        180,706
Shareholder reports and notices........................................         38,153
Professional fees......................................................         29,769
Registration fees......................................................         21,964
Custodian fees.........................................................         12,886
Trustees' fees and expenses............................................          6,561
Other..................................................................          6,687
                                                                           -----------

    TOTAL EXPENSES.....................................................      2,255,764
                                                                           -----------

    NET INVESTMENT INCOME..............................................      5,225,519
                                                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain......................................................      8,482,125
Net change in unrealized appreciation..................................     (3,886,439)
                                                                           -----------

    NET GAIN...........................................................      4,595,686
                                                                           -----------

NET INCREASE...........................................................    $ 9,821,205
                                                                           ===========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX
                                                       MONTHS ENDED        FOR THE YEAR
                                                        MARCH 31,             ENDED
                                                           1997         SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------
                                                       (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..............................    $ 5,225,519         $  9,834,008
Net realized gain..................................      8,482,125           13,199,408
Net change in unrealized
 appreciation/depreciation.........................     (3,886,439)           5,765,842
                                                       -----------          -----------

    NET INCREASE...................................      9,821,205           28,799,258

Dividends from net investment income...............     (5,512,213)         (10,327,902)
Net increase from transactions in shares of
 beneficial interest...............................     16,988,160           30,464,485
                                                       -----------          -----------

    NET INCREASE...................................     21,297,152           48,935,841

NET ASSETS:
Beginning of period................................    234,334,206          185,398,365
                                                       -----------          -----------

    END OF PERIOD
    (Including undistributed net investment income
    of $4,628,090 and $4,914,784, respectively)...    $255,631,358         $234,334,206
                                                      ============         ============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Convertible Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund was organized as a Massachusetts business trust on May 21, 1985 and commenced operations on October 31, 1985.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Dean Witter InterCapital Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

income is recorded on the ex-dividend date. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.60% to the portion of daily net assets not exceeding $750 million; 0.55% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.475% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.425% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by the investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $74,316,532 at March 31, 1997.

The Distributor has informed the Fund that for the six months ended March 31, 1997, it received approximately $83,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1997 aggregated $219,355,749 and $179,336,258, respectively.

For the same period, the Fund incurred brokerage commissions of $1,218 with DWR for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $63,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $639. At March 31, 1997, the Fund had an accrued pension liability of $48,209 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                          FOR THE SIX                       FOR THE YEAR
                                                                         MONTHS ENDED                           ENDED
                                                                        MARCH 31, 1997                   SEPTEMBER 30, 1996
                                                                  ---------------------------        ---------------------------
                                                                          (unaudited)
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
Sold..........................................................     4,474,343     $ 58,240,915         6,348,274     $ 78,466,531
Reinvestment of dividends.....................................       345,885        4,492,066           715,417        8,632,934
Shares issued in connection with the acquisition of TCW/DW
 Global Convertible Trust (Note 6)............................        --              --              1,665,682       19,179,898
                                                                  ----------     ------------        ----------     ------------
                                                                   4,820,228       62,732,981         8,729,373      106,279,363
Repurchased...................................................    (3,522,838)     (45,744,821)       (6,193,018)     (75,814,878)
                                                                  ----------     ------------        ----------     ------------
Net increase..................................................     1,297,390     $ 16,988,160         2,536,355     $ 30,464,485
                                                                  ==========     ============        ==========     ============

DEAN WITTER CONVERTIBLE SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS March 31, 1997 (unaudited) continued

6. ACQUISITION OF TCW/DW GLOBAL CONVERTIBLE TRUST

As of the close of business on December 22, 1995, the Fund acquired all the net assets of TCW/DW Global Convertible Trust ("Global Convertible") pursuant to a plan of reorganization approved by the shareholders of Global Convertible on December 19, 1995. The acquisition was accomplished by a tax-free exchange of 1,665,682 shares of the Fund at a net asset value of $11.52 for 1,811,960 shares of Global Convertible.

7. FEDERAL INCOME TAX STATUS

At September 30, 1996, the Fund had an approximate net capital loss carryover to offset future capital gains to the extent provided by regulations, which is available through September 30 of the following years:

                      AMOUNTS IN THOUSANDS
    ---------------------------------------------------------
      1997        1998        1999        2000        TOTAL
    --------     -------     -------     -------     --------
    $207,480     $36,349     $46,135     $62,731     $352,695
    ========     =======     =======     =======     ========

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $2,373,000 during fiscal 1996.

As of September 30, 1996, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

DEAN WITTER CONVERTIBLE SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE SIX
                                                                MONTHS ENDED              FOR THE YEAR ENDED SEPTEMBER 30
                                                                 MARCH 31,         ----------------------------------------------
                                                                    1997               1996             1995             1994
---------------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $12.72               $11.67           $10.75           $10.62
                                                                    ------               ------           ------           ------
Net investment income.......................................          0.26                 0.55             0.60             0.42
Net realized and unrealized gain............................          0.27                 1.12             0.82             0.11
                                                                    ------               ------           ------           ------
Total from investment operations............................          0.53                 1.67             1.42             0.53
                                                                    ------               ------           ------           ------
Less dividends from net investment income...................         (0.29)               (0.62)           (0.50)           (0.40)
                                                                    ------               ------           ------           ------
Net asset value, end of period..............................        $12.96               $12.72           $11.67           $10.75
                                                                    ======               ======           ======           ======
TOTAL INVESTMENT RETURN+....................................          4.17%(1)            14.70%           13.68%            5.02%
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.84%(2)             1.89%            1.96%            1.93%
Net investment income.......................................          4.27%(2)             4.78%            5.24%            3.68%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................          $256                 $234             $185             $190
Portfolio turnover rate.....................................            82%(1)              171%             138%             184%
Average commission rate paid................................       $0.0566              $0.0581               --               --




                                                               FOR THE YEAR ENDED SEPTEMBER 30
                                                               -------------------------------
                                                                    1993             1992
----------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................        $ 8.92           $ 8.67
                                                                    ------           ------
Net investment income.......................................          0.37             0.34
Net realized and unrealized gain............................          1.67             0.15
                                                                    ------           ------
Total from investment operations............................          2.04             0.49
                                                                    ------           ------
Less dividends from net investment income...................         (0.34)           (0.24)
                                                                    ------           ------
Net asset value, end of period..............................        $10.62           $ 8.92
                                                                    ======           ======
TOTAL INVESTMENT RETURN+....................................         23.22%            5.69%
RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.93%            1.92%
Net investment income.......................................          3.44%            3.43%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................          $208             $218
Portfolio turnover rate.....................................           221%             145%
Average commission rate paid................................            --               --

---------------------
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Michael G. Knox
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
CONVERTIBLE
SECURITIES
TRUST


[PHOTO]


Semiannual Report
March 31, 1997